Deferred Revenue/Income - Roll forward (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income-beginning of year	¥ 6,202,276	¥ 4,996,043	¥ 3,561,890
Additions	2,335,784	3,263,495	3,138,343
Recognition	(2,522,435)	(2,055,119)	(1,705,134)
Effects on foreign exchange adjustment	4,305	(2,143)	944
Deferred revenue/income-end of year	¥ 6,019,930	¥ 6,202,276	¥ 4,996,043